Related Party Transactions - statements of operations and comprehensive loss (Details) - Humacyte, Inc. - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Total	$ 166	$ 313	$ 620	$ 571
Expenses under MOU
Related Party Transaction [Line Items]
Total		250	500	422
License expenses
Related Party Transaction [Line Items]
Total	85	50	92	110
Other
Related Party Transaction [Line Items]
Total	$ 81	$ 13	$ 28	$ 39